Warrant Liability and Earnout Shares Liability - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Stock Price		$ 11.31
Dividend Yield	[1]	$ 0.125
Risk-free rate		0.49%
Expected Term		5 months 19 days
Expected Volatility		35.68%
Warrant Liability [Member]
Stock Price			$ 13.74		$ 10.15
Dividend Yield			$ 0.125	[1]
Risk-free rate			0.65%		0.67%
Expected Term			11 months 19 days		1 year 11 months 19 days
Expected Volatility			37.69%		33.62%
Earnout Shares Liability [Member]
Stock Price			$ 13.74		$ 10.15
Dividend Yield	[1]		$ 0.125		$ 0.125
Risk-free rate			0.41%		0.67%
Expected Term			1 year		2 years
Asset Volatility (level 3 input)			38.00%		34.00%
Equity Volatility (level 3 input)			45.00%		40.00%

[1]	A quarterly dividend of $0.125 per share commencing in the third quarter of 2016 was assumed.